Interest Cost Components - Schedule of Interest Cost Components (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investments And Cost Method Investments [Abstract]
Amount charged to expense	$ 67	$ 69	$ 197	$ 208	$ 270	$ 309	$ 305
Amount capitalized					30	34	65
Interest costs, total					$ 300	$ 343	$ 370